Financial Highlights	12 Months Ended
Dec. 31, 2013
Financial Highlights [Abstract]
Financial Highlights

Note 10.Financial Highlights

Financial highlights for non-managing members of the Company for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Total Index Series			Agricultural Sector Series
	2013	2012	2011	2013	2012	2011

Total Return	(5.71)%	2.86%	(10.20)%	(12.87)%	3.13%	(19.64)%
Ratios to average members' equity
(net assets)
Total expenses (1)	0.95%	0.94%	0.92%	1.44%	1.30%	1.22%
Net investment gain (loss) (2)	(0.95)%	1.00%	(3.07)%	(1.42)%	1.38%	(4.13)%

(1) The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.

(2)  Net investment loss does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.

Each ratio is calculated for the non-managing members taken as a whole. Total return is based on the change in value during the period of a theoretical investment made in each Series at the beginning of each calendar month during the period. The computation of an individual non-managing member’s ratios may vary from the ratios calculated above based on any fee waivers, the timing of capital transactions in participation of gains or losses resulting from MF Global.

The total returns and ratios exclude the effects of any one percent sales fees charged by the selling agents.